32. OTHER INFORMATION (Detail Narrative) R$ in Thousands						3 Months Ended	12 Months Ended
	Oct. 13, 2020 BRL (R$) shares	Oct. 09, 2020	Sep. 01, 2020 BRL (R$)	Aug. 03, 2020 BRL (R$)	Jun. 08, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 BRL (R$) Installment shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Jul. 20, 2019 shares	Dec. 31, 2017 BRL (R$)
Disclosure Of Call Options Status [Line Items]
Fair value of call options						R$ 7,769,910	R$ 7,769,910	R$ 17,796,506	R$ 22,895,811		R$ (13,230,388)
Number of issuance of common shares | shares										1,514,299
Reduction of capital								2,572
Percentage of headcount		15.00%
Incurred expenses						85,000
Assets held for sale amount						20,625,007	20,625,007
Liabilities held for sale amount						R$ 9,152,947	9,152,947
Profit (loss) for the year from discontinued operations (net of taxes)							7,240	R$ (363,669)	R$ 1,395,929
Labor Claims							50,000
Payment for amendment to JRP							R$ 7,322
Prepayment percentage							100.00%
Number of installments of enforceable debt, payable | Installment							84
Percentage of discount							50.00%
Description of unsecured claims, listed in class III							With claims of up to R$3,000 that have not yet been fully settled by the date of the New GCM and that have filed a claim qualification or challenge by the date of the New GCM, may elect to receive the full claim, via the on-line platform to be made available by the Oi Group www.credor.oi.com.br within 45 days after the New GCM. The option to receive R$3,000 may be exercised, within the same term, by the Class III Unsecured Creditors with claims higher than R$3,000 provided that (i) the claims had not yet been fully paid by the date of the New GCM; (ii) they had already filed a claim qualification or challenge by the date of the New GCM; and (iii) at the time the option is exercised, such creditors granted the Debtors, on the same platform, a receipt of full payment of their claims.
Payment to unsecured creditors							R$ 12,018
Percentage of net revenue from liquidity events							100.00%
Net revenue from liquidity events							R$ 6,500
Description of unsecured claims of small businesses, listed in class IV							With claims of up to R$150,000 that have not yet been fully settled by the date of the New AGC and that have filed have filed a claim qualification or challenge by the date of the New GCM, may elect to receive the full claim, via the on-line platform to be made available by the Oi Group at www.credor.oi.com.br, within 45 days after the New GCM. The option to receive R$150,000 may be exercised, within the same term, by the Small Businesses with Unsecured Claims listed in Class IV with claims higher than R$150,000 provided that (i) the claims have not yet been fully paid by the date of the New GCM; (ii) they have already filed a claim qualification or challenge by the date of the New GCM; and (iii) at the time the option is exercised, such creditors grant the Debtors, on the same platform, a receipt of full payment of their claims.
Bottom of range [member]
Disclosure Of Call Options Status [Line Items]
Prepayment percentage							50.00%
Top of range [member]
Disclosure Of Call Options Status [Line Items]
Prepayment percentage							55.00%
Brasil telecom comunicacao multimidia s.a. [member]
Disclosure Of Call Options Status [Line Items]
Increase in capital	R$ 1,673,412,964				R$ 822,673,092
Number of issuance of common shares | shares	52,700
Amount allocated to issued capital	R$ 173,485,677
Amount allocated to recognition of a capital reserve	R$ 1,499,927,287
Capitalization amount of advance for future capital increase							R$ 700,000,000
Reduction of capital			R$ 29,095,148
Description of decrease of capital			Without the cancellation of shares, to one billion, one hundred thirty-nine million, eight hundred twenty-three thousand, nine hundred forty-four Brazilian reais and forty-one cents (R$1,139,823,944.41) from one billion, one hundred sixty-eight million, nine hundred nineteen thousand, ninety-one Brazilian reais and ninety-eight cents (R$1,168,919,091.98), divided into three hundred forty-six thousand, two hundred forty-six (346,246) registered common shares, without par value.
Caliteia RJ Infraestrutura e Redes de Telecomunicaces S.A. [member]
Disclosure Of Call Options Status [Line Items]
Increase in capital				R$ 35,000
Drammen [member]
Disclosure Of Call Options Status [Line Items]
Number of issuance of common shares | shares						29,095,147	29,095,147
Description of increase of stock							Capital was increased to two thousand and one hundred Brazilian reais (R$2,100.00), divided into two thousand and one hundred (2,100) registered common shares, to twenty-nine million, ninety-seven thousand, two hundred and forty-seven Brazilian reais and fifty-seven cents (R$29,097,247.57), divided into twenty-nine million, ninety-seven thousand, two hundred and forty-seven (29,097,247) registered common shares, all without par value.
ANATEL [member]
Disclosure Of Call Options Status [Line Items]
Judicial deposits transferred amount							R$ 199,827